Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following table summarizes intangible assets, net (in thousands):

	December 31,
	2021	2020
Developed technology	$10,344	$13,117
Supplier agreements	68,147	1,560
Channel partner relationships	730	730
Capitalized development costs(1)	103	3,116
Customer relationships	380	380
	79,704	18,903
Accumulated amortization:
Developed technology	(10,344)	(13,117)
Supplier agreements	(5,289)	(43)
Channel partner relationships	(598)	(477)
Capitalized development costs(1)	(103)	(2,518)
Customer relationships	(353)	(340)
	(16,687)	(16,495)
Total finite-lived assets, net	63,017	2,408
Indefinite-lived intangible assets - trade names	—	200
Total intangible assets, net	$63,017	$2,608
________________
(1)    Includes the impact of foreign currency exchange rate fluctuations.